Equity	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Equity [Abstract]
Equity
Note 7 – Equity
The Company is authorized to issue up to 200,000,000 shares of Common Stock and 1,000,000 shares of preferred stock, $0.0001 par value per share. Each holder of Common Stock is entitled to one vote for each share of Common Stock held on all matters submitted to a vote of stockholders. The holders of the Common Stock are entitled to receive dividends out of assets legally available at the times and in the amounts as the Board may from time to time determine. In the event of any liquidation, dissolution or winding up of the Company, the assets of the Company shall be distributed ratably among the holders of the then outstanding Common Stock.
Warrants
On the Closing Date, in connection with the consummation of the Business Combination, the Company assumed (i) 23,000,000 warrants (the “Public Warrants”) to purchase shares of Common Stock and (ii) 6,350,000 Private Warrants (together with the Public Warrants, the “Warrants”). The Public Warrants qualify for equity accounting as these warrants do not fall within the scope of ASC Topic 480,
Distinguishing Liabilities from Equity
. The Public Warrants were measured at fair value at the time of issuance and classified as equity. As disclosed in Note 2, the Company has determined that the Private Warrants fall within the scope of ASC Topic 480,
Distinguishing Liabilities from Equity,
and therefore these warrants are classified as liabilities and measured at fair value at each reporting period.
Each Warrant entitles the holder to purchase one share of Common Stock for $11.50 per share. Private Warrants held by the initial purchaser of the Private Warrant or certain permitted transferees may be exercised on a cashless basis. The Warrants will expire on December 19, 2024 or earlier upon redemption or liquidation.
If the reported last sale price of Common Stock equals or exceeds $18.00 per share for any 20 trading days within a
30-trading
day period ending three business days before the Company sends the notice of redemption to the Warrant holders, the Company may redeem all the Public Warrants at a price of $0.01 per Warrant upon not less than 30 days’ prior written notice.
If the Company calls the Public Warrants for redemption, management will have the option to require all holders that wish to exercise the Public Warrants to do so on a cashless basis. The exercise price and number of shares of Common Stock issuable upon exercise of the Warrants may be adjusted in certain circumstances including in the event of a stock dividend, or recapitalization, reorganization, merger or consolidation. The Warrants will not be adjusted for the issuance of Common Stock at a price below the exercise price. The Company will not be required to net cash settle the Warrants.
The Private Warrants are exercisable on a cashless basis and are non-redeemable
so long as they are held by the initial purchasers or their permitted transferees. If the Private Warrants are held by someone other than the initial purchasers or their permitted transferees, the Private Warrants will be redeemable by the Company and exercisable by such holders on the same basis as the Public Warrants.
Shares Subject to Forfeiture
On the Closing Date, in connection with the consummation of the Business Combination, 550,000 shares of Common Stock held by Pivotal Acquisition Holdings LLC were subjected to an additional lockup that will be released only if the last reported sale price of the Common Stock equals or exceeds $15.00 for a period of 20 consecutive trading days during the five-year period following the Closing Date. If the last reported sale price of Common Stock does not equal or exceed $15.00 within five years from the Closing Date, such shares of Common Stock will be forfeited to the Company for no consideration. These shares are reported as outstanding in the Company’s financial statements.

Note 10 – Equity
The Company is authorized to issue up to 200,000,000 shares of common stock, $0.0001 par value per share (the “Common Stock”) and 1,000,000 shares of preferred stock, $0.0001 par value per share. Each holder of Common Stock is entitled to one vote for each share of common stock held on all matters submitted to a vote of stockholders. The holders of the Common Stock are entitled to receive dividends out of assets legally available at the time and in the amounts as the Company’s Board of Directors may from time to time determine. In the event of any liquidation, dissolution or winding up of the Company, the assets of the Company shall be distributed ratably among the holders of the then outstanding common stock.
During 2019, the Company issued 172,350 shares of Common Stock in exchange for $1.7 million. There were no stock issuances during 2020.
Warrants
On December 19, 2019, in connection with the consummation of the Business Combination, the Company assumed 23,000,000 warrants (the “Public Warrants”), 4,585,281 warrants (the “Private Warrants”) and (iii) 1,764,719 warrants (the “Debenture Holder Warrants”). These warrants qualified for equity accounting as the warrants did not fall within the scope of ASC Topic 480,
Distinguishing Liabilities from Equity
. The warrants were measured at fair value at the time of issuance and classified as equity.
Each warrant entitles the holder to purchase one share of common stock for $11.50 per share. If held by the initial purchaser of the Private Warrant or certain permitted transferees, the purchase can occur on a cashless basis. The warrants will expire on December 19, 2024 or earlier upon redemption or liquidation.
If the reported last sale price of the Company’s common stock equals or exceeds $18.00 per share for any 20 trading days within a
30-trading
day period ending three business days before the Company sends the notice of redemption to the warrant holders, the Company may redeem all the Public Warrants at a price of $0.01 per warrant upon not less than 30 days’ prior written notice.
If the Company calls the Public Warrants for redemption, management will have the option to require all holders that wish to exercise the Public Warrants to do so on a cashless basis. The exercise price and number of shares of common stock issuable upon exercise of the warrants may be adjusted in certain circumstances including in the event of a stock dividend, or recapitalization, reorganization, merger or consolidation. The warrants will not be adjusted for issuance of common stock at a price below its exercise price. The Company will not be required to net cash settle the warrants.
The Private Warrants are identical to the Public Warrants except that the Private Warrants will be exercisable on a cashless basis and be non-redeemable
so long as they are held by the initial purchasers or their permitted transferees. If the Private Warrants are held by someone other than the initial purchasers or their permitted transferees, the Private Warrants will be redeemable by the Company and exercisable by such holders on the same basis as the Public Warrants.
Shares Subject to Forfeiture
On December 19, 2019, in connection with the consummation of the reverse merger transaction, 550,000 shares of common stock held by Pivotal Acquisition Holdings LLC are subject to an additional lockup that will be released only if the last reported sale price of the common stock equals or exceeds $15.00 for a period of 20 consecutive trading days during the five-year period following the Closing Date. If the last reported sale price of common stock does not equal or exceed $15.00 within five years from the Closing Date, such shares will be forfeited to the Company for no consideration. These shares are reported as outstanding in our financial statements and continue to be subject to the additional lockup as of December 31, 2020.